PROPERTY, PLANT AND EQUIPMENT - Movement of property, plant, and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	R$ 34,739,705	R$ 33,367,981
Effects of deconsolidation		(13,760,535)
Acquisition of investee control	4,573,248	17,861,290
Addition	2,796,504	1,996,833
Write-offs	(51,416)	3,436,984
Depreciation	(1,975,400)	(1,644,943)
Transfers assets held for sale	(3,586,047)
Transfer	(691,173)	356,063
Property, plant and equipment at end of period	35,805,421	34,739,705	R$ 33,367,981
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	82,365,222	86,027,151
Property, plant and equipment at end of period	82,123,503	82,365,222	86,027,151
Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(47,625,517)	(52,659,170)
Property, plant and equipment at end of period	(46,318,082)	(47,625,517)	(52,659,170)
Impairment.
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(2,536,835)	(6,963,604)
Effects of deconsolidation		4,508,764
Addition	(1,073,345)	(287,874)
Write-offs	73,635	(205,879)
Transfers assets held for sale	1,829,696
Transfer	(62,721)
Property, plant and equipment at end of period	(1,769,570)	R$ (2,536,835)	R$ (6,963,604)
Dams, reservoirs and water mains
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		2.00%	2.60%
Property, plant and equipment at beginning of period	11,466,291	R$ 6,412,995
Effects of deconsolidation		(1,283)
Acquisition of investee control	2,973,633	6,506,951
Addition	532
Write-offs	(19,443)	1,675,657
Depreciation	(602,937)	(495,697)
Transfers assets held for sale	(167,687)
Transfer	(287,158)	718,982
Property, plant and equipment at end of period	13,363,232	11,466,291	R$ 6,412,995
Dams, reservoirs and water mains | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	22,752,509	15,418,627
Property, plant and equipment at end of period	25,243,381	22,752,509	15,418,627
Dams, reservoirs and water mains | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(11,286,218)	(9,005,632)
Property, plant and equipment at end of period	(11,880,149)	R$ (11,286,218)	R$ (9,005,632)
Buildings, civil works and improvements
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		2.50%	3.39%
Property, plant and equipment at beginning of period	5,357,370	R$ 2,885,165
Effects of deconsolidation		(492,840)
Acquisition of investee control	1,127,662	3,532,292
Addition	11,764
Write-offs	(155)	462,751
Depreciation	(290,467)	(212,702)
Transfers assets held for sale	(140,959)
Transfer	61,351	108,206
Property, plant and equipment at end of period	6,126,565	5,357,370	R$ 2,885,165
Buildings, civil works and improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	10,977,909	8,214,167
Property, plant and equipment at end of period	11,940,669	10,977,909	8,214,167
Buildings, civil works and improvements | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(5,620,539)	(5,329,002)
Property, plant and equipment at end of period	(5,814,104)	R$ (5,620,539)	R$ (5,329,002)
Machines and equipment
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		3.30%	3.32%
Property, plant and equipment at beginning of period	16,466,066	R$ 12,225,806
Effects of deconsolidation		(3,124,977)
Acquisition of investee control	203,498	7,329,149
Addition	216,012	249,346
Write-offs	(53,134)	1,149,201
Depreciation	(952,293)	(766,561)
Transfers assets held for sale	(3,929,766)
Transfer	431,611	1,702,504
Property, plant and equipment at end of period	12,381,994	16,466,066	R$ 12,225,806
Machines and equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	43,366,208	42,054,751
Property, plant and equipment at end of period	37,765,942	43,366,208	42,054,751
Machines and equipment | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(26,900,142)	(29,828,945)
Property, plant and equipment at end of period	(25,383,948)	R$ (26,900,142)	R$ (29,828,945)
Right-of-use
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		3.50%	6.22%
Property, plant and equipment at beginning of period	955,149	R$ 1,044,304
Effects of deconsolidation		(8,514)
Acquisition of investee control	378	2,023
Addition	12,075	17,254
Write-offs	(5,371)	84
Depreciation	(92,403)	(99,806)
Transfers assets held for sale	(710,857)
Transfer		(28)
Property, plant and equipment at end of period	158,971	955,149	R$ 1,044,304
Right-of-use | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	2,052,882	2,112,362
Property, plant and equipment at end of period	1,350,009	2,052,882	2,112,362
Right-of-use | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,097,733)	(1,068,058)
Property, plant and equipment at end of period	(1,191,038)	(1,097,733)	(1,068,058)
In progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	2,716,242	17,484,344
Effects of deconsolidation		(14,600,061)
Acquisition of investee control	13,028	141,896
Addition	3,847,094	2,014,982
Write-offs	(28,670)	150,362
Transfers assets held for sale	(462,734)
Transfer	(1,584,868)	(2,174,557)
Property, plant and equipment at end of period	4,500,092	2,716,242	17,484,344
In progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	2,716,242	17,484,344
Property, plant and equipment at end of period	4,500,092	R$ 2,716,242	R$ 17,484,344
Others
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		5.80%	1.10%
Property, plant and equipment at beginning of period	315,422	R$ 278,971
Effects of deconsolidation		(41,624)
Acquisition of investee control	255,049	348,979
Addition	(217,628)	3,125
Write-offs	(18,278)	204,808
Depreciation	(37,300)	(70,177)
Transfers assets held for sale	(3,740)
Transfer	750,612	956
Property, plant and equipment at end of period	1,044,137	315,422	R$ 278,971
Others | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	499,472	742,900
Property, plant and equipment at end of period	1,323,410	499,472	742,900
Others | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(184,050)	(463,929)
Property, plant and equipment at end of period	R$ (279,273)	R$ (184,050)	R$ (463,929)